The interactive data file included as an exhibit to this filing relates to the amended prospectuses for Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF, Columbia EM Quality Dividend ETF, Columbia EM Strategic Opportunities ETF, Columbia Emerging Markets Consumer ETF, Columbia Emerging Markets Core ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 19, 2016 (Accession No. 0001193125-16-741599), which is incorporated herein by reference.